Earnings Per Share - Computation of Basic EPS and Diluted EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic:
Net income (loss) attributable to CNH Industrial	$ 1,422	$ 1,068	$ 272
Weighted average common shares outstanding—basic (in shares)	1,352	1,357	1,364
Basic earnings per share (in usd per share)	$ 1.05	$ 0.79	$ 0.20
Diluted:
Net income (loss) attributable to CNH Industrial	$ 1,422	$ 1,068	$ 272
Weighted average common shares outstanding—basic (in shares)	1,352	1,357	1,364
Effect of dilutive securities (when dilutive):
Stock compensation plans (in shares)	2	4	3
Weighted average common shares outstanding—diluted (in shares)	1,354	1,361	1,367
Diluted earnings per share (in usd per share)	$ 1.05	$ 0.78	$ 0.20